Description of the Business and Going Concern and Management's Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Description Of Business And Going Concern And Managements Plans
Net loss	$ (11,631,394)	$ (5,537,936)
Net cash used in operating activities	(3,621,172)	(1,528,971)
Working capital deficit	(15,403,609)
Stockholders' deficit	(15,356,099)	(9,880,827)	$ (6,911,600)
Cash and cash equivalents	$ 364,549	$ 730,184	$ 133,571